Financial and Non-Financial Assets and Liabilities by Currency	12 Months Ended
Dec. 31, 2022
Financial and Non-Financial Assets and Liabilities by Currency Disclosure [Abstract]
Financial and Non-Financial Assets and Liabilities by Currency
43.	Financial and Non-Financial Assets and Liabilities by Currency:

As of December 31, 2022	CLP	CLF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	27,012,865	19,647,323	118,265	6,163,957	40,693	191,526	2,646	13,243	14,491	19,116	53,224,125
Non-Financial assets	1,535,470	25,186	4,625	318,509	23	911	—	—	—	5	1,884,729
Total Assets	28,548,335	19,672,509	122,890	6,482,466	40,716	192,437	2,646	13,243	14,491	19,121	55,108,854

Liabilities
Financial liabilities	29,120,073	10,769,265	233	6,826,028	23,466	237,470	364,359	194,286	3,485	751,216	48,289,881
Non-Financial liabilities	1,262,132	347	355	122,150	28	2,106	56	37	117	208	1,387,536
Total Liabilities	30,382,205	10,769,612	588	6,948,178	23,494	239,576	364,415	194,323	3,602	751,424	49,677,417

Mismatch of Financial Assets and Liabilities (*)	(2,107,208)	8,878,058	118,032	(662,071)	17,227	(45,944)	(361,713)	(181,043)	11,006	(732,100)	4,934,244

(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.

As of December 31, 2021	CLP	CLF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	25,720,909	18,037,481	87,677	5,922,309	18,444	126,557	26,829	13,828	20,819	12,731	49,987,584
Non-Financial assets	1,156,281	14,871	1,113	265,392	30	675	—	—	—	2	1,438,364
Total Assets	26,877,190	18,052,352	88,790	6,187,701	18,474	127,232	26,829	13,828	20,819	12,733	51,425,948

Liabilities
Financial liabilities	28,883,759	8,308,996	11	6,708,522	6,227	194,848	368,278	263,148	3,137	711,280	45,448,206
Non-Financial liabilities	1,124,428	—	—	29,751	1	2,944	1	1	1,601	43	1,158,770
Total Liabilities	30,008,187	8,308,996	11	6,738,273	6,228	197,792	368,279	263,149	4,738	711,323	46,606,976

Mismatch of Financial Assets and Liabilities (*)	(3,162,850)	9,728,485	87,666	(786,213)	12,217	(68,291)	(341,449)	(249,320)	17,682	(698,549)	4,539,378

(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.